RELATED PARTY TRANSACTIONS (Schedule of Notes Receivable from Related Party) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Notes receivable from related party		$ 12,915,099
Related Party Note Receivable One [Member]
Related Party Transaction [Line Items]
Due date	Jan. 07, 2013
Related Party Note Receivable Two [Member]
Related Party Transaction [Line Items]
Notes receivable from related party		1,614,387
Due date	Feb. 20, 2014
Related Party Note Receivable Three [Member]
Related Party Transaction [Line Items]
Notes receivable from related party		1,614,387
Due date	Mar. 09, 2014
Related Party Note Receivable Four [Member]
Related Party Transaction [Line Items]
Notes receivable from related party		4,843,163
Due date	May 19, 2014
Related Party Note Receivable Five [Member]
Related Party Transaction [Line Items]
Notes receivable from related party		1,614,387
Due date	Mar. 12, 2014
Related Party Note Receivable Six [Member]
Related Party Transaction [Line Items]
Notes receivable from related party		$ 3,228,775
Due date	Jun. 06, 2014